Segment Information	12 Months Ended
Dec. 31, 2013
Segments Information [Abstract]
Segment Information
Segment Information
Summarized financial information concerning our reportable segments is shown in the following tables. During the fourth quarter of 2013, we determined that the Corporate and Other segment would be split in order to differentiate operations and costs related to the Fidelity National Title Group segment from those associated with our Portfolio Company Investments. As a result, we reorganized our reporting segments to reflect this change. We have also provided information regarding the elimination of transactions between our FNF Core segments and our Portfolio Company Investments.

As of and for the year ended December 31, 2013:

	Fidelity National Title Group	FNF Corporate and Other	Total FNF Core	Remy	Restaurant Group	Portfolio Company Corporate and Other	Total Portfolio Company Investments	Eliminations	Total
	(In millions)
Title premiums	$4,152	$—	$4,152	$—	$—	$—	$—	$—	$4,152
Other revenues	1,597	53	1,650	—	—	87	87	—	1,737
Auto parts revenues	—	—	—	1,127	—	—	1,127	—	1,127
Restaurant revenues	—	—	—	—	1,408	—	1,408	—	1,408
Revenues from external customers	5,749	53	5,802	1,127	1,408	87	2,622	—	8,424
Interest and investment income (loss), including realized gains and losses	145	3	148	(2)	(1)	3	—	(7)	141
Total revenues	5,894	56	5,950	1,125	1,407	90	2,622	(7)	8,565
Depreciation and amortization	65	3	68	4	53	12	69	—	137
Interest expense	—	68	68	20	8	4	32	(7)	93
Earnings (loss) from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	821	(145)	676	22	12	(59)	(25)	—	651
Income tax expense (benefit)	302	(60)	242	5	(4)	(38)	(37)	—	205
Earnings (loss) from continuing operations, before equity in earnings (loss) of unconsolidated affiliates	519	(85)	434	17	16	(21)	12	—	446
Equity in earnings (loss) of unconsolidated affiliates	5	(1)	4	—	—	(30)	(30)	—	(26)
Earnings (loss) from continuing operations	$524	$(86)	$438	$17	$16	$(51)	$(18)	$—	$420
Assets	$6,757	$1,265	$8,022	$1,255	$663	$699	$2,617	$(115)	$10,524
Goodwill	1,435	3	1,438	248	119	96	463	—	1,901

As of and for the year ended December 31, 2012:

	Fidelity National Title Group	FNF Corporate and Other	Total FNF Core	Remy	Restaurant Group	Portfolio Company Corporate and Other	Total Portfolio Company Investments	Eliminations	Total
	(In millions)
Title premiums	$3,833	$—	$3,833	$—	$—	$—	$—	$—	$3,833
Other revenues	1,613	48	1,661	—	—	15	15	—	1,676
Auto parts revenues	—	—	—	417	—	—	417	—	417
Restaurant revenues	—	—	—	—	908	—	908	—	908
Revenues from external customers	5,446	48	5,494	417	908	15	1,340	—	6,834
Interest and investment income, including realized gains and losses	140	(3)	137	80	119	(4)	195	(1)	331
Total revenues	5,586	45	5,631	497	1,027	11	1,535	(1)	7,165
Depreciation and amortization	64	4	68	1	35	—	36	—	104
Interest expense	1	60	61	10	3	1	14	(1)	74
Earnings (loss) from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	776	(107)	669	89	102	(25)	166	—	835
Income tax expense (benefit)	282	(52)	230	3	18	(6)	15	—	245
Earnings (loss) from continuing operations, before equity in earnings (loss) of unconsolidated affiliates	494	(55)	439	86	84	(19)	151	—	590
Equity in earnings (loss) of unconsolidated affiliates	5	—	5	—	—	5	5	—	10
Earnings (loss) from continuing operations	$499	$(55)	$444	$86	$84	$(14)	$156	$—	$600
Assets	$6,929	$417	$7,346	$1,270	$689	$678	$2,637	$(80)	$9,903
Goodwill	1,434	3	1,437	246	119	106	471	—	1,908

As of and for the year ended December 31, 2011:

	Fidelity National Title Group	FNF Corporate and Other	Total FNF Core	Remy	Restaurant Group	Portfolio Company Corporate and Other	Total Portfolio Company Investments	Eliminations	Total
	(In millions)
Title premiums	$3,257	$—	$3,257	$—	$—	$—	$—	$—	$3,257
Other revenues	1,337	37	1,374	—	—	19	19	—	1,393
Auto parts revenues	—	—	—	—	—	—	—	—	—
Restaurant revenues	—	—	—	—	—	—	—	—	—
Revenues from external customers	4,594	37	4,631	—	—	19	19	—	4,650
Interest and investment income, including realized gains and losses	149	2	151	—	—	(1)	(1)	—	150
Total revenues	4,743	39	4,782	—	—	18	18	—	4,800
Depreciation and amortization	70	3	73	—	—	—	—	—	73
Interest expense	1	56	57	—	—	—	—	—	57
Earnings from continuing operations, before income taxes and equity in earnings (loss) of unconsolidated affiliates	521	(115)	406	—	—	(1)	(1)	—	405
Income tax expense	169	(40)	129	—	—	2	2	—	131
Earnings from continuing operations, before equity in earnings (loss) of unconsolidated affiliates	352	(75)	277	—	—	(3)	(3)	—	274
Equity in earnings (loss) of unconsolidated affiliates	4	—	4	—	—	6	6	—	10
Earnings from continuing operations	$356	$(75)	$281	$—	$—	$3	$3	$—	$284
Assets	$6,540	$324	$6,864	$—	$—	$998	$998	$—	$7,862
Goodwill	1,418	3	1,421	—	—	32	32	—	1,453

The activities of the reportable segments include the following:
FNF Core Operations
Fidelity National Title Group
This segment consists of the operations of our title insurance underwriters and related businesses. This segment provides core title insurance and escrow and other title related services including collection and trust activities, trustee’s sales guarantees, recordings and reconveyances, and home warranty insurance.
FNF Corporate and Other
The FNF Corporate and Other segment consists of the operations of the parent holding company, certain other unallocated corporate overhead expenses, other smaller real estate and insurance related operations.
Portfolio Company Investments
Remy
This segment consists of the operations of Remy, in which we have a 51% ownership interest. Remy is a leading designer, manufacturer, remanufacturer, marketer and distributor of aftermarket and original equipment electrical components for automobiles, light trucks, heavy-duty trucks and other vehicles.
Restaurant Group
The Restaurant Group segment consists of the operations of ABRH, in which we have a 55% ownership interest. ABRH is the owner and operator of the O'Charley's, Ninety Nine Restaurants, Max & Erma's, Village Inn and Bakers Square concepts. This segment also includes J. Alexander's, which includes the Stoney River Legendary Steaks concept.
Portfolio Company Corporate and Other
The Portfolio Company Corporate and Other segment primarily consists of our share in the operations of certain equity investments, including Ceridian, Digital Insurance and other smaller operations which are not title related.